Other liabilities and tax payable (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of details about other liabilities
Other liabilities consisted of the following:

	At December 31,
	2020			2019
	Current	Non-current	Total	Current	Non-current	Total
	(€ million)
Payables for GDP and buy-back agreements	€1,181	€—	€1,181	€2,210	€—	€2,210
Accrued expenses and deferred income	569	535	1,104	769	674	1,443
Indirect tax payables	701	92	793	501	14	515
Payables to personnel	898	1	899	1,008	15	1,023
Social security payables	279	6	285	258	4	262
Construction contract liabilities (Note 14)	35	—	35	83	—	83
Service contract liability	603	1,400	2,003	621	1,530	2,151
Other	1,483	95	1,578	1,338	189	1,527
Total Other liabilities	€5,749	€2,129	€7,878	€6,788	€2,426	€9,214

Disclosure of analysis of other liabilities by due date
Other liabilities (excluding Accrued expenses, Deferred income and Service contract liability) by due date were as follows:

	At December 31,
	2020					2019
	Total due within one year (Current)	Due between one and five years	Due beyond five years	Total due after one year (Non-Current)	Total	Total due within one year (Current)	Due between one and five years	Due beyond five years	Total due after one year (Non-Current)	Total
	(€ million)
Other liabilities (excluding Accrued expenses, deferred income and service contract liability)	€4,577	€179	€15	€194	€4,771	€5,398	€201	€21	€222	€5,620

Explanation of significant changes in contract assets and contract liabilities
Changes in the FCA Group's construction contracts, net asset/(liability) for the year ended December 31, 2020, were as follows:

	At January 1, 2020	Advances received from customers	Amounts recognized within revenue	At December 31, 2020
	(€ million)
Construction contracts, net asset/(liability)	€111	€(473)	€547	€185
Changes in the FCA Group's service contract liability for the year ended December 31, 2020, were as follows:

	At January 1, 2020	Advances received from customers	Amounts recognized within revenue	Transfers to Assets/(Liabilities) held for sale	Other Changes	At December 31, 2020
	(€ million)
Service contract liability	€2,151	€723	€(640)	€—	€(231)	€2,003

Disclosure of analysis of tax payables by due date
Tax liabilities by due date were as follows:

	At December 31,
	2020					2019
	Total due within one year (Current)	Due between one and five years	Due beyond five years	Total due after one year (Non-Current)	Total	Total due within one year (Current)	Due between one and five years	Due beyond five years	Total due after one year (Non-Current)	Total
	(€ million)
Tax liabilities	€228	€246	€2	€248	€476	€122	€276	€2	€278	€400